Consolidated Statements of Shareholders' Equity (USD $)	Total	Issued March 31, 2013	Issued April 7, 2013	Issued April 11, 2013	Accumulated Common Stock		Accumulated Common Stock Issued March 31, 2013		Accumulated Common Stock Issued April 7, 2013		Accumulated Common Stock Issued April 11, 2013		Additional Paid-in Capital		Other Comprehensive Income (Loss)	Retained Earnings
Beginning Balance at Dec. 31, 2012	$ 447,823,490				$ 386,946	[1]							$ 352,379,033	[1]	$ (114,507)	$ 95,172,018
Issuance of common stock net of issuance costs	231,089,515				165,300	[1]							230,924,215	[1]
Restricted shares issued		600	271	150			600	[1]	271	[1]	150	[1]
Net income	40,983,836															40,983,836
Foreign currency translation	26,577														26,577
Share-based compensation	727,568												727,568	[1]
Ending Balance at Dec. 31, 2013	720,652,007				553,267	[1]							584,030,816	[1]	(87,930)	136,155,854
Issuance of common stock, net of issuance costs	(330,171)												(330,171)	[1]
Net income	16,882,442															16,882,442
Foreign currency translation	3,254														3,254
Share-based compensation	149,723												149,723	[1]
Ending Balance at Mar. 31, 2014	$ 737,357,255				$ 553,267	[1]							$ 583,850,368	[1]	$ (84,676)	$ 153,038,296

[1]	All share amounts (except par value per share amounts) have been retroactively restated for 2013 to reflect the Company's 3-for-1 stock split on October 29, 2013 as described in Note 5 - Common Stock to these consolidated financial statements.